Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	81 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000255118
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TCW Corporate Bond ETF (IGCB)
C000250842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TCW Senior Loan ETF (SLNZ)
Without Sales Load [Member] | C000255118
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%	1.19%	3.40%
Without Sales Load [Member] | C000250842
Average Annual Return [Line Items]
Average Annual Return, Percent	7.13%	7.09%		4.31%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(1.51%)	1.66%
TCW Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	5.24%	0.42%		1.82%
TCW Index: BBG U.S. Corporate Investment Grade Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BBG U.S. Corporate Investment Grade Index
Average Annual Return, Percent	4.90%	7.78%	2.72%
TCW Index: Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Average Annual Return, Percent	6.86%	8.96%		4.97%